Retirement And Other Benefit Plans - Projected and Accumulated Benefit Obligation in Excess of Fair Value (Details) - Pension Benefits - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	$ 12,130	$ 9,205
Accumulated benefit obligation	10,770	7,180
Fair value of plan assets	0	0
Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	12,130	9,205
Accumulated benefit obligation	10,770	7,180
Fair value of plan assets	$ 0	$ 0